ONEROUS CONTRACTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	R$ 1,071,128
Ending balance of onerous contracts provision	684,436
Current Liabilities	62,711	R$ 120,660
Non-Current Liabilities	621,725	950,468
Total onerous contracts provision	684,436	1,071,128
Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	1,071,128
Onerous contracts provision, Net reversals	(386,692)
Ending balance of onerous contracts provision	684,436
Total onerous contracts provision	684,436	1,071,128
Jirau Energia | Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	938,635
Onerous contracts provision, Net reversals	(311,574)
Ending balance of onerous contracts provision	627,061
Total onerous contracts provision	627,061	938,635
Omega | Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	58,548
Onerous contracts provision, Net reversals	(11,700)
Ending balance of onerous contracts provision	46,848
Total onerous contracts provision	46,848	58,548
BTG | Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	20,284
Onerous contracts provision, Net reversals	(20,284)
Total onerous contracts provision		20,284
Companhia Energtica Sinop | Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	18,732
Onerous contracts provision, Net reversals	(8,205)
Ending balance of onerous contracts provision	10,527
Total onerous contracts provision	10,527	18,732
Enerpeixe | Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	16,453
Onerous contracts provision, Net reversals	(16,453)
Total onerous contracts provision		16,453
CPFL Energia | Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	6,571
Onerous contracts provision, Net reversals	(6,571)
Total onerous contracts provision		6,571
Empresa de Energia Sao Manoel | Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	5,223
Onerous contracts provision, Net reversals	(5,223)
Total onerous contracts provision		5,223
Alpek | Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	2,546
Onerous contracts provision, Net reversals	(2,546)
Total onerous contracts provision		2,546
Pedra | Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	4,136
Onerous contracts provision, Net reversals	R$ (4,136)
Total onerous contracts provision		R$ 4,136